Quarterly Holdings Report
for
Fidelity Advisor® International Capital Appreciation Fund
July 31, 2023
AICAP-NPRT3-0923
1.804862.119
Common Stocks - 98.0%
	Shares	Value ($)
Canada - 10.3%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	1,822,635	92,275,519
Brookfield Asset Management Ltd. Class A	2,391,954	80,656,689
Canadian National Railway Co.	762,657	92,445,376
Canadian Pacific Kansas City Ltd.	1,174,652	96,651,683
CGI, Inc. Class A (sub. vtg.) (a)	295,300	30,008,114
Constellation Software, Inc.	50,717	107,151,658
GFL Environmental, Inc.	847,712	28,948,145
Thomson Reuters Corp. (b)	696,087	93,962,375
TOTAL CANADA		622,099,559
Denmark - 4.1%
DSV A/S	497,036	99,518,673
Novo Nordisk A/S Series B	922,129	148,695,368
TOTAL DENMARK		248,214,041
France - 15.4%
Air Liquide SA	586,746	105,493,382
Capgemini SA	446,792	80,967,008
Dassault Systemes SA	2,195,728	93,876,281
Edenred SA	1,047,915	68,070,945
Hermes International SCA	51,413	113,989,909
L'Oreal SA	257,731	119,924,399
LVMH Moet Hennessy Louis Vuitton SE	171,433	159,221,475
Pernod Ricard SA (b)	440,427	97,140,447
Safran SA	562,261	93,342,693
TOTAL FRANCE		932,026,539
Germany - 5.1%
Deutsche Borse AG	444,054	85,081,418
Infineon Technologies AG	2,518,759	110,662,905
Siemens AG	640,653	109,194,322
TOTAL GERMANY		304,938,645
India - 8.7%
Axis Bank Ltd.	6,692,984	77,631,778
HCL Technologies Ltd.	6,228,628	84,575,740
HDFC Bank Ltd.	4,341,396	87,167,533
ICICI Bank Ltd.	8,757,664	106,745,180
ITC Ltd.	15,648,460	88,612,449
Larsen & Toubro Ltd.	2,551,956	83,203,882
TOTAL INDIA		527,936,562
Indonesia - 1.6%
PT Bank Central Asia Tbk	154,035,055	93,207,552
Ireland - 3.2%
CRH PLC	1,617,885	96,378,882
Kingspan Group PLC (Ireland)	1,237,923	99,360,033
TOTAL IRELAND		195,738,915
Italy - 1.6%
Ferrari NV (Italy)	307,259	98,444,032
Japan - 6.5%
Hoya Corp.	758,301	88,108,217
Keyence Corp.	220,932	99,016,795
Shin-Etsu Chemical Co. Ltd.	2,762,243	91,001,690
Tokyo Electron Ltd.	751,270	112,755,910
TOTAL JAPAN		390,882,612
Netherlands - 5.9%
ASM International NV (Netherlands)	216,562	103,042,067
ASML Holding NV (Netherlands)	218,642	156,606,446
Wolters Kluwer NV	763,271	95,838,520
TOTAL NETHERLANDS		355,487,033
Sweden - 1.6%
Atlas Copco AB (A Shares)	6,713,217	95,367,188
Switzerland - 4.6%
Compagnie Financiere Richemont SA Series A	713,141	114,839,162
Sika AG	349,708	108,555,651
UBS Group AG	2,547,503	56,307,689
TOTAL SWITZERLAND		279,702,502
Taiwan - 2.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	9,831,584	177,199,362
United Kingdom - 10.5%
Ashtead Group PLC	1,285,037	95,024,152
AstraZeneca PLC (United Kingdom)	935,808	134,453,408
Compass Group PLC	4,002,011	104,122,936
Diageo PLC	437,860	19,109,214
London Stock Exchange Group PLC	770,282	83,648,625
RELX PLC (London Stock Exchange)	3,064,468	103,140,028
Rentokil Initial PLC	11,524,870	93,975,667
TOTAL UNITED KINGDOM		633,474,030
United States of America - 16.0%
Aon PLC	255,732	81,450,642
AutoZone, Inc. (a)	31,893	79,149,496
Fiserv, Inc. (a)	578,400	72,999,864
Linde PLC	240,721	94,042,473
Marsh & McLennan Companies, Inc.	500,541	94,311,935
Moody's Corp.	270,887	95,555,389
S&P Global, Inc.	226,201	89,238,557
Schneider Electric SA	610,128	108,829,817
UnitedHealth Group, Inc.	178,767	90,522,246
Visa, Inc. Class A	320,440	76,178,201
Waste Connections, Inc. (Canada)	612,688	86,528,560
TOTAL UNITED STATES OF AMERICA		968,807,180
TOTAL COMMON STOCKS (Cost $4,515,662,036)		5,923,525,752

Money Market Funds - 4.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (c)	156,431,660	156,462,946
Fidelity Securities Lending Cash Central Fund 5.32% (c)(d)	88,583,892	88,592,750
TOTAL MONEY MARKET FUNDS (Cost $245,055,696)		245,055,696

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $4,760,717,732)	6,168,581,448
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(123,423,355)
NET ASSETS - 100.0%	6,045,158,093

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	28,494,587	1,356,429,633	1,228,461,274	2,067,267	-	-	156,462,946	0.4%
Fidelity Securities Lending Cash Central Fund 5.32%	16,572,566	551,253,299	479,233,115	96,659	-	-	88,592,750	0.3%
Total	45,067,153	1,907,682,932	1,707,694,389	2,163,926	-	-	245,055,696

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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